Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offering cost charged to the shareholders' equity		$ 1,044,453	$ 14,661,607
Ordinary shares subject to possible redemption			22,747,963
Unrecognized tax benefits	$ 0	0	$ 0
Accrued interest and penalties related to unrecognized tax benefits	0	0	0
Federal depository insurance coverage	$ 250,000	250,000	250,000
Offering cost		$ 14,661,607	$ 1,044,453
Restricted Investments Term		185 days
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			21,320,000
Common Class A [Member]
Ordinary shares subject to possible redemption	27,600,000	27,600,000	27,600,000	0
Common Class A [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,891,667	14,891,667